Financial assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2025
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Summary of Financial Assets and Liabilities

The following tables shows the carrying amounts and fair values of financial assets and financial liabilities as of June 30, 2025 and December 31, 2024:

		Accounting category		Book value on the statement of financial position	Fair Value	Fair Value Hierarchy
As of June 30, 2025		Fair value through profit and loss	Amortized cost			Level 1	Level 2	Level 3
		$ in thousands
Financial assets
Non-current financial assets	(i)	33,557	1,934	35,491	35,491	33,557
Trade receivables	(i)	-	8,776	8,776	8,776
Subsidies receivables	(i)	-	16,382	16,382	16,382
Current financial assets		136,293	2,048	138,341	138,341	138,341		-
Cash and cash equivalents		59,809	-	59,809	59,809	59,809
Total financial assets		229,659	29,140	258,799	258,799	231,707	-	-

Financial liabilities
Non-current lease debts		-	32,264	32,264	32,264
Non-current derivative instruments (EIB warrants)		5,484	-	5,484	5,484			5,484
Other non-current financial liabilities		-	50,373	50,373	51,205			51,205
Current lease debts		-	7,477	7,477	7,477
Current financial liabilities	(i)	-	18,230	18,230	18,230
Trade payables	(i)	-	17,522	17,522	17,522
Other current liabilities	(i)	-	9,949	9,949	9,949
Total financial liabilities		5,484	135,814	141,298	142,130	-	-	56,689

		Accounting category		Book value on the statement of financial position	Fair Value	Fair Value Hierarchy
As of December 31, 2024		Fair value through profit and loss	Amortized cost			Level 1	Level 2	Level 3
		$ in thousands
Financial assets
Non-current financial assets	(i)	4,556	2,965	7,521	7,521	4,556	-	-
Trade receivables	(i)	-	6,714	6,714	6,714	-	-	-
Subsidies receivables	(i)	-	14,521	14,521	14,521	-	-	-
Current financial assets		117,055	-	117,055	117,055	117,055	-	-
Cash and cash equivalents		143,251	-	143,251	143,251	143,251	-	-
Total financial assets		264,862	24,199	289,061	289,061	264,862	-	-

Financial liabilities
Non-current lease debts		-	34,245	34,245	34,245	-	-	-
Non-current derivative instruments (EIB warrants)		6,010	-	6,010	6,010	-	-	6,010
Other non-current financial liabilities		-	44,871	44,871	45,038	-	-	45,038
Current lease debts		-	8,385	8,385	8,385	-	-	-
Current financial liabilities		-	16,134	16,134	16,141	-	-	16,141
Trade payables	(i)	-	18,664	18,664	18,664	-	-	-
Other current liabilities	(i)	-	10,097	10,097	10,097	-	-	-
Total financial liabilities		6,010	132,397	138,408	138,581	-	-	67,189

(i) As of June 30, 2025 and December 31, 2024, the carrying amount of theses assets and liabilities on the statement of consolidated financial position is a reasonable approximation of their fair value.